Expenses by nature - Other regional and center support costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating Expenses [Abstract]
Salaries and bonuses	$ 5,506,017	$ 4,356,592	$ 16,703,081	$ 13,129,558
Marketing expenses	1,717,372	407,538	3,941,952	1,224,139
Total	$ 7,223,389	$ 4,764,130	$ 20,645,033	$ 14,353,697